Annual Operating Expenses {- Fidelity® Real Estate Investment Portfolio} - 07.31 Fidelity Real Estate Investment Portfolio PRO-09 - Fidelity® Real Estate Investment Portfolio - Fidelity Real Estate Investment Portfolio-Default
Sep. 29, 2022
Operating Expenses:
Management fee	0.52%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.71%